UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC-BVI Partners
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Vice President of Managing Partner
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY        November  , 2006
---------------------------  --------------------       ----------------
    [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              93
                                            ------------------

Form 13F Information Table Value Total:              $37,046
                                            ------------------
                                               (thousands)


List of Other Included Managers:
                           NONE

                                 SC-BVI PARTNERS
                                    FORM 13F
                      FOR QUARTER ENDED September 30, 2006

                                                                                                     ITEM 6:
                                                                ITEM 4:     ITEM 5:            INVESTMENT DISCRETION
                                 ITEM 2:          ITEM 3:        Fair      Shares or             (b)Shares as             ITEM 7:
        ITEM 1:                  Title of         Cusip         Market     Principal              Defined in  (c)Shared   Managers
    Name of Issuer                Class           Number         Value      Amount        (a)Sole    Instr.V    Other    See Instr.V
====================================================================================================================================
Amerix Precious Metals Corp       Common         03075E103       47,572      95,000 SH      95,000     --         --         --
Andiana Minerals Inc              Common         034219105        3,906       2,090 SH       2,090     --         --         --
Anworth Mortgage Asset Corp       Common         037347101      721,540      86,412 SH      86,412     --         --         --
Arizona Star Resources Corp       Common         04059G106    1,128,038     126,320 SH     126,320     --         --         --
Atlantic Express Tran Corp.       Common         04853E117      257,754       2,660 Warr     2,660     --         --         --
Auto Data Network Inc             Common         05270Q104       50,160      91,200 SH      91,200     --         --         --
Bandag Inc                        Common
                                   - Class A     059815308      660,250      19,000 SH      19,000     --         --         --
Bel Fuse Inc                      Common
                                   - Class A     077347201      567,040      20,710 SH      20,710     --         --         --
Berkeley Tech Inc.                Sponsored ADR  08437M107      180,891     200,990 SH     200,990     --         --         --
C1 Energy Ltd                     Common         12617Y105      640,344     852,496 SH     852,496     --         --         --
Cadus Pharmaceutical Corp         Common         127639102      458,941     290,469 SH     290,469     --         --         --
Canyon Resources Corp.            Common         138869300      120,688     172,900 SH     172,900     --         --         --
Canyon Resources Corp.            Common         138869300            0      52,778 Warr    52,778     --         --         --
Centrex Inc.                      Common         15640E103            1         475 SH         475     --         --         --
CGX Energy Inc                    Common         125405100       39,345     126,920 SH     126,920     --         --         --
Chaus Bernard                     Common         162510200      182,400     190,000 SH     190,000     --         --         --
Chief Consolidated Mining Co.     Common         168628105       23,518     235,180 SH     235,180     --         --         --
China Unistone Acquisition        Common         16945P108      138,482      24,510 SH      24,510     --         --         --
Cinch Energy                      Common         17185X108      795,081     673,590 SH     673,590     --         --         --
Claude Resources Inc              Common         182873109    1,031,834     880,840 SH     880,840     --         --         --
Coalcorp Mining Inc               Common         190135103      572,288   1,103,430 SH   1,103,430     --         --         --
Coalcorp Mining Inc               Common         190135103       18,761     210,000 Warr   210,000     --         --         --
Committee Bay Resources Ltd       Common         202602108       40,436      90,440 SH      90,440     --         --         --
Concord Camera Corp               Common         206156101      189,086     378,172 SH     378,172     --         --         --
Courtside Acquistion              Common         22274N102      805,600     152,000 SH     152,000     --         --         --
Crystlex Inc                      Common         22942F101      974,700     342,000 SH     342,000     --         --         --
Defiant Resources Corp            Common         24477C107    1,142,229     381,300 SH     381,300     --         --         --
Del Glbl Technologies Corp.       Common         245073101       79,287      45,307 SH      45,307     --         --         --
Dual Exploration                  Common         263565103        5,208       4,480 SH       4,480     --         --         --
Dualex Energy Int'l               Common         26357W103        8,920      23,750 SH      23,750     --         --         --
Dundee Precious Metals Inc        Common         265269209      930,207      95,000 SH      95,000     --         --         --
Dynabazaar Inc                    Common         26779R104       71,855     228,110 Warr   228,110     --         --         --
ECC Capital Corp                  Common         26826M108    1,239,808   1,215,498 SH   1,215,498     --         --         --
ECHO Healthcare Acquis            Common         27876C107      197,106      26,600 SH      26,600     --         --         --
ECHO Healthcare Acquis            Warrant        27876C115       19,152      26,600 Warr    26,600     --         --         --
Empire Energy Corp.               Common         291648103          828      10,355 SH      10,355     --         --         --
Endocare Inc.                     Common         26264P104    1,120,330     560,165 SH     560,165     --         --         --
ESG Re Ltd.                       Common         000G312151     216,247     720,822 SH     720,822     --         --         --
European Goldfields Ltd           Common         298774100    1,372,192     421,572 SH     421,572     --         --         --
Gabriel Resources                 Common         361970106      776,438     189,998 SH     189,998     --         --         --
General Finance Corp              Common         369822101      237,405      32,300 SH      32,300     --         --         --
General Finance Corp              Warrant        369822119       24,225      32,300 Warr    32,300     --         --         --
Grand Banks Energy Corp           Common         38522T105          326         228 SH         228     --         --         --
Heico Corp - Cl A                 Common         422806208    2,682,419      92,338 SH      92,338     --         --         --
Highview Resources Ltd            Common         43123G106       37,994     566,520 SH     566,520     --         --         --
Highview Resources Ltd            Common         43123G106            0     201,560 Warr   201,560     --         --         --
Hollinger Inc                     Common         43556c606      149,003      87,700 SH      87,700     --         --         --
India Globalization Cap           Common         45408X100      731,500     133,000 SH     133,000     --         --         --
Industrias Bachoco                Sponsored ADR  456463108    1,160,872      52,174 SH      52,174     --         --         --
Israel Tech Acq.                  Common         46514P106       66,833      12,730 SH      12,730     --         --         --
JK Acquisition Corp               Warrant        47759H114       16,872      45,600 Warr    45,600     --         --         --
JK Acquisition Corp               Common         47759H106      124,716      22,800 SH      22,800     --         --         --
Juina Mining Corp                 Common         48131Q202        2,167         542 SH         542     --         --         --
Juniper Partners Acq              Common         48203X200      210,273      41,230 SH      41,230     --         --         --
Juniper Partners Acq              W Warrant      48203X119        6,242      20,805 Warr    20,805     --         --         --
Juniper Partners Acq              Z Warrant      48203X127        7,074      20,805 Warr    20,805     --         --         --
KBL Healthcare Acquisition        Common         48241R108      308,370      57,000 SH      57,000     --         --         --
Liberty Homes Inc.                Common
                                   - Class A     530582204      117,040      16,720 SH      16,720     --         --         --
Liberty Homes Inc.                Common
                                   - Class B     530582303       56,240       7,600 SH       7,600     --         --         --
Limoneira Co                      Common         532746104       86,640         480 SH         480     --         --         --
Loon Energy Inc                   Common         543921100      397,925     890,000 SH     890,000     --         --         --
M & F Worldwide Corp              Common         552541104    2,793,000     190,000 SH     190,000     --         --         --
MAIR Holding Inc                  Common         560635104      838,633     146,871 SH     146,871     --         --         --

                                                                                                     ITEM 6:
                                                                ITEM 4:     ITEM 5:            INVESTMENT DISCRETION
                                 ITEM 2:          ITEM 3:        Fair      Shares or             (b)Shares as             ITEM 7:
        ITEM 1:                  Title of         Cusip         Market     Principal              Defined in  (c)Shared   Managers
    Name of Issuer                Class           Number         Value      Amount        (a)Sole    Instr.V    Other    See Instr.V
====================================================================================================================================
Mcrae Industries                  Common         582757209       95,893       7,828 SH       7,828     --         --         --
MDU Communication Int'l Inc       Common         582828109            0       7,600 Warr     7,600     --         --         --
MDU Communication Int'l Inc       Common         582828109      784,267   1,059,820 SH   1,059,820     --         --         --
Mediterranean Minerals Corp       Common         58501P106        4,092      13,661 SH      13,661     --         --         --
Medoro Resources Ltd              Common         58503R209        4,368       8,142 SH       8,142     --         --         --
Merchants Group Inc               Common         588539106      345,185      11,510 SH      11,510     --         --         --
Millennium India Acquisition      Common         60039Q101      423,417      60,230 SH      60,230     --         --         --
Millennium India Acquisition      Warrant        60039Q119       30,115      60,230 Warr    60,230     --         --         --
Molex Inc                         Common
                                   - Class A     608554200    2,199,507      66,834 SH      66,834     --         --         --
Mutual Risk Mgmt Ltd.             Common         628351108       52,114   1,158,088 SH   1,158,088     --         --         --
Next Inc.                         Common         65336T104       46,265      92,530 SH      92,530     --         --         --
Oakmont Acquisition Corp          Common         68831P106      613,320     114,000 SH     114,000     --         --         --
Oakwood Homes                     Common         674098207          175      19,456 SH      19,456     --         --         --
Pac Nor West Capital              Common         694916107       38,355     142,975 SH     142,975     --         --         --
Petrofalcon Corp                  Common         716474101    1,095,880   1,167,164 SH   1,167,164     --         --         --
Phoenix India Acquisition Co      Common         71907X102      199,156      27,170 SH      27,170     --         --         --
Phoenix India Acquisition Co      Warrant        71907X110       28,800      27,170 Warr    27,170     --         --         --
Silk Road Resources               Common         827101106       61,522      68,800 SH      68,800     --         --         --
Simon Worldwide Inc.              Common         828815100       37,620     114,000 SH     114,000     --         --         --
Starrett Co                       Common
                                   - Class A     855668109      374,460      26,186 SH      26,186     --         --         --
Streettracks Gold Trust           Common         863307104      282,483       4,750 SH       4,750     --         --         --
Sunridge Gold Corp                Common         86769Q102      226,558     101,344 SH     101,344     --         --         --
TAC Acquisition Corp              Common         873392104    1,681,120     304,000 SH     304,000     --         --         --
Tahera Ltd.                       Common         873787105        6,842      11,094 Warr    11,094     --         --         --
Tengasco Inc                      Common         88033R205      133,866     165,267 SH     165,267     --         --         --
Terra Nova Acquisition Corp       Common         88101E102      149,625      28,500 SH      28,500     --         --         --
Terra Nova Gold Corp              Common         88100T100        1,070      15,960 SH      15,960     --         --         --
Transworld Corp                   Common         89336R207      581,762     252,940 SH     252,940     --         --         --
Truestar Petroleum Corp           Common         897867107       32,736     166,402 SH     166,402     --         --         --
Tusk Energy Corp                  Common         900891102      631,521     239,400 SH     239,400     --         --         --
                                                                         37,046,325

                                               ITEM 8:
                                        VOTING AUTHORITY SHARES

                ITEM 1:
            Name of Issuer        (a) Sole  (b) Shared  (c) None
====================================================================

Amerix Precious Metals Corp            95,000     --         --
Andiana Minerals Inc                    2,090     --         --
Anworth Mortgage Asset Corp            86,412     --         --
Arizona Star Resources Corp           126,320     --         --
Atlantic Express Tran Corp.             2,660     --         --
Auto Data Network Inc                  91,200     --         --
Bandag Inc
                                       19,000     --         --
Bel Fuse Inc
                                       20,710     --         --
Berkeley Tech Inc.                    200,990     --         --
C1 Energy Ltd                         852,496     --         --
Cadus Pharmaceutical Corp             290,469     --         --
Canyon Resources Corp.                172,900     --         --
Canyon Resources Corp.                 52,778     --         --
Centrex Inc.                              475     --         --
CGX Energy Inc                        126,920     --         --
Chaus Bernard                         190,000     --         --
Chief Consolidated Mining Co.         235,180     --         --
China Unistone Acquisition             24,510     --         --
Cinch Energy                          673,590     --         --
Claude Resources Inc                  880,840     --         --
Coalcorp Mining Inc                 1,103,430     --         --
Coalcorp Mining Inc                   210,000     --         --
Committee Bay Resources Ltd            90,440     --         --
Concord Camera Corp                   378,172     --         --
Courtside Acquistion                  152,000     --         --
Crystlex Inc                          342,000     --         --
Defiant Resources Corp                381,300     --         --
Del Glbl Technologies Corp.            45,307     --         --
Dual Exploration                        4,480     --         --
Dualex Energy Int'l                    23,750     --         --
Dundee Precious Metals Inc             95,000     --         --
Dynabazaar Inc                        228,110     --         --
ECC Capital Corp                    1,215,498     --         --
ECHO Healthcare Acquis                 26,600     --         --
ECHO Healthcare Acquis                 26,600     --         --
Empire Energy Corp.                    10,355     --         --
Endocare Inc.                         560,165     --         --
ESG Re Ltd.                           720,822     --         --
European Goldfields Ltd               421,572     --         --
Gabriel Resources                     189,998     --         --
General Finance Corp                   32,300     --         --
General Finance Corp                   32,300     --         --
Grand Banks Energy Corp                   228     --         --
Heico Corp - Cl A                      92,338     --         --
Highview Resources Ltd                566,520     --         --
Highview Resources Ltd                201,560     --         --
Hollinger Inc                          87,700     --         --
India Globalization Cap               133,000     --         --
Industrias Bachoco                     52,174     --         --
Israel Tech Acq.                       12,730     --         --
JK Acquisition Corp                    45,600     --         --
JK Acquisition Corp                    22,800     --         --
Juina Mining Corp                         542     --         --
Juniper Partners Acq                   41,230     --         --
Juniper Partners Acq                   20,805     --         --
Juniper Partners Acq                   20,805     --         --
KBL Healthcare Acquisition             57,000     --         --
Liberty Homes Inc.
                                       16,720     --         --
Liberty Homes Inc.
                                        7,600     --         --
Limoneira Co                              480     --         --
Loon Energy Inc                       890,000     --         --
M & F Worldwide Corp                  190,000     --         --
MAIR Holding Inc                      146,871     --         --
Mcrae Industries                        7,828     --         --

                                               ITEM 8:
                                        VOTING AUTHORITY SHARES

                ITEM 1:
            Name of Issuer        (a) Sole  (b) Shared  (c) None
====================================================================

MDU Communication Int'l Inc             7,600     --         --
MDU Communication Int'l Inc         1,059,820     --         --
Mediterranean Minerals Corp            13,661     --         --
Medoro Resources Ltd                    8,142     --         --
Merchants Group Inc                    11,510     --         --
Millennium India Acquisition           60,230     --         --
Millennium India Acquisition           60,230     --         --
Molex Inc
                                       66,834     --         --
Mutual Risk Mgmt Ltd.               1,158,088     --         --
Next Inc.                              92,530     --         --
Oakmont Acquisition Corp              114,000     --         --
Oakwood Homes                          19,456     --         --
Pac Nor West Capital                  142,975     --         --
Petrofalcon Corp                    1,167,164     --         --
Phoenix India Acquisition Co           27,170     --         --
Phoenix India Acquisition Co           27,170     --         --
Silk Road Resources                    68,800     --         --
Simon Worldwide Inc.                  114,000     --         --
Starrett Co
                                       26,186     --         --
Streettracks Gold Trust                 4,750     --         --
Sunridge Gold Corp                    101,344     --         --
TAC Acquisition Corp                  304,000     --         --
Tahera Ltd.                            11,094     --         --
Tengasco Inc                          165,267     --         --
Terra Nova Acquisition Corp            28,500     --         --
Terra Nova Gold Corp                   15,960     --         --
Transworld Corp                       252,940     --         --
Truestar Petroleum Corp               166,402     --         --
Tusk Energy Corp                      239,400     --         --